Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Future minimum lease commitments

Year Ending December 31,
2012	$884,173
2013	1,070,438
2014	1,081,250
2015	1,211,000
2016	1,254,250
2017 and thereafter	8,704,063

Total	$14,205,174